Other Financial Liabilities at Fair Value Through Profit or Loss - Parent (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

		Group
	2023	2022
	£m	£m
Structured Notes Programmes	369	375
Structured deposits	426	321
Zero Amortising Guaranteed Notes	104	107
	899	803

Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	2023	2022
	£m	£m
Medium-term notes	9,591	7,888
	9,591	7,888